EQUITY METHOD INVESTMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Investment in equity method investees in excess of the proportionate share of net assets	$ 9,071
Difference between quoted market value and carrying value	6,209
Total net receivables due	1,564	$ 2,052
Dividends received	551	$ 443	$ 386
Retained Earnings, Undistributed Earnings from Equity Method Investees	4,547
Coca-Cola Bottlers Japan [Member]
Schedule of Equity Method Investments [Line Items]
Difference between quoted market value and carrying value	$ (164)